ADVANCED SERIES TRUST
AST J.P. Morgan Tactical Preservation Portfolio
Supplement dated October 18, 2024
to the Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the Prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST J.P. Morgan Tactical Preservation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
Name Change, Principal Investment Strategy and Management Fee Changes
The Board of Trustees of the Trust (the Board) approved: (i) changing the name of the Portfolio to the “AST J.P. Morgan Conservative Multi-Asset Portfolio;” (ii) certain revisions to the principal investment strategy of the Portfolio; and (iii) revisions to the Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee.
The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies in early November 2024 with final completion expected on November 14, 2024.
To reflect the changes described above, the Prospectus and Summary Prospectus relating to the Portfolio are hereby revised as follows, effective, unless otherwise noted, November 14, 2024:
A.All references in the Prospectus to “AST J.P. Morgan Tactical Preservation Portfolio” are hereby changed to “AST J.P. Morgan Conservative Multi-Asset Portfolio.”
B.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and in the Summary Prospectus of the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+ Acquired Fund Fees & Expenses	0.13%
=Total Annual Portfolio Operating Expenses	1.09%
-Fee Waiver and/or Expense Reimbursement	(0.17)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.92%
Reimbursement(1)

(1)The Manager has contractually agreed to waive 0.055% of its investment management fee through June 30, 2026. In addition, the Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser.
C.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and in the Summary Prospectus of the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST J.P. Morgan Conservative	$94	$330	$584	$1,313
Multi-Asset Portfolio
D.The description of the Portfolio’s principal investment strategies in the “SUMMARY: AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO—INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus is hereby deleted and replaced with the description set forth below:
157PROSUP1
Principal Investment Strategies. The Portfolio utilizes a variety of diversifying asset classes and investment styles. Under normal circumstances, the Portfolio will maintain a strategic allocation of approximately 40% of net assets in global equity securities and approximately 60% of net assets in fixed income securities. Depending on market conditions, the global equity exposure may range between 30-50% of net assets, and the fixed income allocation may range between 50-70% of net assets. Fixed income derivatives may also be utilized for duration management and are not considered to have a notional market value and therefore are not included within the fixed income allocation ranges.
The Portfolio may invest in a wide range of asset classes, including US and non-US fixed income, high yield bonds, convertible bonds, emerging markets bonds, US and non-US equities, emerging markets equities, and real estate investment trusts (REITs) domiciled in and outside of the US. The allocation to these asset classes will vary depending on the tactical views of the Portfolio’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”).
The Portfolio’s allocation to global equity, fixed income, and currency markets may be obtained through (i) the purchase of “physical securities” (e.g., common stocks~~,~~ or bonds); (ii) the use of derivative instruments including but not limited to options and futures contracts on securities and indices, swaps (including credit derivatives), forwards (deliverable and non- deliverable), and other futures contracts and options to provide liquid exposures to applicable equity and fixed income benchmarks (iii) the purchase of underlying exchange-traded funds (ETFs), including ETFs sponsored by J.P. Morgan. As of the date of this prospectus, it is expected that the Portfolio will allocate less than 50% of its assets to J.P. Morgan Active ETFs.
While the Portfolio is expected to remain within the strategic allocation ranges described above, the Portfolio may temporarily deviate from the strategic allocation above to manage the Portfolio's liquidity to meet redemptions or other aspects of the Portfolio's investment process.
The Portfolio may invest, without limitation, its assets in the AST J.P. Morgan Fixed Income Central Portfolio (the J.P. Morgan Central Portfolio). The J.P. Morgan Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The J.P. Morgan Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in intermediate and long-term debt obligations and high-quality money market instruments. Rather than buy intermediate and long-term debt obligations and high-quality money market instruments directly, the Portfolio may invest in the J.P. Morgan Central Portfolio.
E.The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST— AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO—Principal Investment Policies” is hereby deleted and replaced with the information set forth below:
Principal Investment Policies. The Portfolio utilizes a variety of diversifying asset classes and investment styles. Under normal circumstances, the Portfolio will maintain a strategic allocation of approximately 40% of net assets in global equity securities and approximately 60% of net assets in fixed income securities. Depending on market conditions, the global equity exposure may range between 30-50% of net assets, and the fixed income allocation may range between 50-70% of net assets. Fixed income derivatives may also be utilized for duration management and are not considered to have a notional market value and therefore are not included within the fixed income allocation ranges.
The Portfolio may invest in a wide range of asset classes, including US and non-US fixed income, high yield bonds, convertible bonds, emerging markets bonds, US and non-US equities, emerging markets equities, and real estate investment trusts (REITs) domiciled in and outside of the US. The allocation to these asset classes will vary depending on the tactical views of the Portfolio’s subadviser, J.P. Morgan Investment Management Inc. (“J.P. Morgan”).
The Portfolio’s allocation to global equity, fixed income, and currency markets may be obtained through (i) the purchase of “physical securities” (e.g., common stocks~~,~~ or bonds); (ii) the use of derivative instruments including but not limited to options and futures contracts on securities and indices, swaps (including credit derivatives), forwards (deliverable and non- deliverable), and other futures contracts and options to provide liquid exposures to applicable equity and fixed income benchmarks (iii) the purchase of underlying exchange-traded funds (ETFs), including ETFs sponsored by J.P. Morgan. As of the date of this prospectus, it is expected that the Portfolio will allocate less than 50% of its assets to J.P. Morgan Active ETFs.
While the Portfolio is expected to remain within the strategic allocation ranges described above, the Portfolio may temporarily deviate from the strategic allocation above to manage the Portfolio's liquidity to meet redemptions or other aspects of the Portfolio's investment process.
The Portfolio may invest, without limitation, its assets in the AST J.P. Morgan Fixed Income Central Portfolio (the J.P.Morgan Central Portfolio). The J.P. Morgan Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The J.P. Morgan Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in intermediate and long-term debt obligations and high-quality money market instruments. Rather than buy intermediate and long-term debt obligations and high-quality money market instruments directly, the Portfolio may invest in the J.P. Morgan Central Portfolio.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE